CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unauditedd) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Services	$ 447,304	$ 983,110	$ 845,402	$ 2,084,616	$ 3,297,916	$ 7,227,996
Products					0	82,000
Total Revenues	447,304	983,110	845,402	2,084,616	3,297,916	7,309,996
COST OF SALES:
Services	454,068	212,486	984,722	1,043,831	2,335,775	5,770,149
Products					0	27,882
Total Costs of Sales	454,068	212,486	984,722	1,043,831	2,335,775	5,798,031
Gross profit	(6,764)	770,624	(139,320)	1,040,785	962,141	1,511,965
OPERATING EXPENSES:
Professional	622,493	109,776	1,112,403	1,043,663	2,009,546	1,174,706
Payroll and related	398,189	501,857	804,341	1,023,257	1,924,185	2,339,223
General and administrative	214,023	400,475	414,458	830,213	1,407,997	1,654,264
Research and development					0	1,750,000
Impairment of goodwill and long-lived assets					0	7,283,276
Depreciation	0	0	0	2,454	2,455	583,897
Amortization					0	656,228
Total operating expenses	1,234,705	1,012,108	2,331,202	2,899,587	5,344,183	15,441,594
Loss from operations	(1,241,469)	(241,484)	(2,470,522)	(1,858,802)	(4,382,042)	(13,929,629)
OTHER INCOME (EXPENSE)
Derivative gain (expense)	1,920,159	(550,298)	(132,723)	(647,883)	(5,436,087)	(650,071)
Gain on troubled debt restructuring	4,681,075	0	4,681,075	0
Gain on extinguishment of debt	475,485	0	843,401	332,530	632,220	(2,248,092)
Interest expense	(1,033,724)	(542,345)	(1,395,493)	(927,677)	(1,759,399)	(4,755,386)
Other income, net	176,554	1,395	176,554	373,968	418,194	(62,387)
Total other income (expenses)	6,219,549	(1,091,248)	4,172,814	(869,062)	(6,145,072)	(7,715,936)
Net loss from continuing operations before income taxes	4,978,080	(1,332,732)	1,702,292	(2,727,864)	(10,527,114)	(21,645,565)
Income taxes	0	0	0	0	0	0
Net loss from continuing operations	4,978,080	(1,332,732)	1,702,292	(2,727,864)	(10,527,114)	(21,645,565)
Discontinued operations:
Net income from discontinued operations					(577)	(104,355)
Gain on disposal of discontinued operations					126,101	0
Net income (loss) from discontinued operations	0	(30,617)	0	(108,196)	125,524	(104,355)
Net income (loss) before non-controlling interests	4,978,080	(1,363,349)	1,702,292	(2,836,060)	(10,401,590)	(21,749,920)
Net (loss) income attributable to non-controlling interests	(41,977)	(35,405)	(98,075)	47,005	(17,359)	119,777
Deemed dividend related to modification of series A Preferred Stock					0	(39,866,742)
Net loss attributable to TPT Global Tech, Inc. shareholders	$ 4,936,103	$ (1,398,754)	$ 1,604,217	$ (2,789,055)	$ (10,418,949)	$ (61,496,885)
Income (loss) per common share - Basic:
Continuing operations Basic	$ 0.00	$ (0.00)	$ 0.00	$ (0.00)
Discontinued operations Basic	0	(0.00)	0	(0.00)
Loss per common share-Basic	0.00	(0.00)	0.00	(0.00)
Income (loss) per common share - Diluted:
Continuing operations Diluted	(0.00)	(0.00)	(0.00)	(0.00)
Discontinued operations Diluted	0	(0.00)	0	(0.00)
Loss per common share Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding:
Basic	3,201,818,575	1,723,749,021	2,976,711,341	1,615,825,684
Diluted	23,634,457,714	1,723,749,021	22,140,894,371	1,615,825,684
Loss per common share-basic and diluted:
Continuing operations					$ (0.01)	$ (0.06)
Discontinued operations					0.00	(0.00)
Loss per common share-basic and diluted					$ (0.01)	$ (0.06)
Weighted-average common shares outstanding-basic and diluted	3,201,818,575	1,723,749,021	2,976,711,341	1,615,825,684	1,781,846,679	980,582,964